SHORT TERM LOAN (Details Narrative) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Dec. 14, 2016	Oct. 25, 2016	Jun. 02, 2015	Dec. 31, 2015	Dec. 31, 2016	Sep. 30, 2015
Value of common stock issued upon new issue	$ 84		$ 146	$ 215	$ 717	$ 347
Promissory Notes [Member]
Face value of notes and warrants issued					750
Accrued interest					39
Value of common stock issued upon new issue					188
Fair value of warrants issued					$ 322
Percentage of common shares issued					25.00%
Private Placement [Member] | Investor [Member] | Securities Purchase Agreement [Member]
Face value of notes and warrants issued		$ 1,000,000
Funding at closing		500
Guaranteed financing upon milestone		250
Additional financing		$ 250